Gateway Center Three

100 Mulberry Street

Newark, NJ 07102

VIA EDGAR SUBMISSION

June 25, 2015

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Preliminary Proxy Materials:
The Asia Pacific Fund, Inc. (the Fund)

Ladies and Gentlemen:

On behalf of the above-referenced Fund, we are hereby filing in accordance with Rule 14a-b(b) under the Securities Exchange Act of 1934 preliminary proxy materials in connection with the annual meeting of shareholders scheduled for August 19, 2015. These materials include the Notice of Meeting, the proxy statement and the proxy card.

If there are any questions with respect to this filing, please call me at 973-367-7521 or Earl D. Weiner, Fund Counsel at 212-558-3820.

Sincerely,

/s/Deborah A. Docs

Deborah A. Docs

Secretary and Chief Legal Officer

cc:	Earl D. Weiner, Esq.
Sullivan & Cromwell LLP